Loans and financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	R$ 1,853,097	R$ 2,687,148
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	921,423
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	769,658
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	55,548
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	55,548
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan and financing	R$ 50,920